INCOME TAXES - Schedule of Components of Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Taxes [Abstract]
Current income tax	$ 42	$ 91	$ 92	$ 102
Deferred income tax	104	(13)	(6)	134
Income tax expense (benefit)	$ 146	$ 78	$ 86	$ 236